Segments and Geographical Information (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Segment Reporting Information [Line Items]
Total revenues	$ 27,601		$ 25,903		$ 24,503
Long-lived assets *	556	[1]	689	[1]	963	[1]
America [Member]
Segment Reporting Information [Line Items]
Total revenues	515		529		493
Long-lived assets *		[1]		[1]		[1]
Far East [Member]
Segment Reporting Information [Line Items]
Total revenues	3,296		3,130		1,985
Long-lived assets *		[1]		[1]		[1]
Europe [Member]
Segment Reporting Information [Line Items]
Total revenues	1,624		1,896		1,178
Long-lived assets *		[1]		[1]		[1]
Israel [Member]
Segment Reporting Information [Line Items]
Total revenues	22,141		20,334		20,806
Long-lived assets *	556	[1]	689	[1]	963	[1]
Others [Member]
Segment Reporting Information [Line Items]
Total revenues	25		14		41
Long-lived assets *		[1]		[1]		[1]

[1]	Long-lived assets are comprised of property, plant and equipment (intangible assets and goodwill are not included).